Income Taxes (Details) - Schedule of U.S. Federal Statutory Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of U.S. Federal Statutory Tax Rate [Line Items]
Federal taxes at statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	2.50%	2.48%	(6.85%)
Permanent items:
Other nondeductible items	(0.35%)	(0.30%)	0.48%
Subpart F income	(1.55%)	(0.80%)
Stock-based compensation	(10.94%)	(10.88%)	0.74%
Foreign withholding tax	(0.82%)
Research & development credit	0.34%	1.57%
Global intangible low-taxed income	(0.46%)
Foreign rate differential and foreign tax credits	(1.39%)	(0.74%)	2.15%
Canada Provision	1.92%
Change in uncertainty tax position (“FIN48”)	(2.54%)	(0.10%)
Other	(0.86%)	(0.01%)	(3.43%)
Effective tax rate	4.35%	(32.08%)	(19.02%)
U.S. Federal [Member]
Permanent items:
Change in valuation allowance	(5.61%)	(34.09%)	(33.11%)
U.S. States [Member]
Permanent items:
Change in valuation allowance	(0.07%)	(11.17%)
Foreign [Member]
Permanent items:
Change in valuation allowance	3.18%	0.96%